Regulation and Equity - Regulation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 15, 2017
Regulation and Equity [Abstract]
Statutory unearned premium reserve required	$ 1,400,000,000
Statutory amount available for dividends with regulatory approval	1,700,000,000			$ 280,000,000
Statutory amount available for dividend payments without regulatory approval	363,000,000
Statutory capital and surplus	1,389,000,000	$ 1,469,000,000
Statutory net income	434,000,000	541,000,000	$ 381,000,000
Statutory to NAIC amount of reconciling item	28,000,000	$ 207,000,000
Minimum net worth requirement (less than)	$ 1,000,000